Income Taxes - Narrative (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits	$ 0		$ 0
Unrecognized tax benefit that would affect the effective tax rate	0		0
Unrecognized tax benefits, penalties and interest expense	0	$ 0	0
Unrecognized tax benefits, penalties and interest accrued	0		0
Net operating loss	117,000,000		484,000,000
Domestic net operating loss	0		121,000,000
Net operating loss carryover	25,000,000		102,000,000
Foreign tax credit carryover	16,000,000		18,000,000
Tax Year 2018
Operating Loss Carryforwards [Line Items]
Net operating loss carryover	$ 117,000,000		$ 363,000,000